UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2009

Date of reporting period:	May 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments May 31, 2009  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (93.2%)
	Aerospace & Defense (1.6%)
$1,805	Bombardier Inc. 144A (a)	6.30%	05/01/14	$1,588,400
465	L-3 Communications Corp.	5.875	01/15/15	416,175
				2,004,575
	Alternative Power Generation (0.6%)
800	NRG Energy, Inc.	7.375	01/15/17	754,000

	Aluminum (0.8%)
1,425	Novelis, Inc. - 144A (Canada) (a)	7.25	02/15/15	944,063

	Apparel/Footwear (0.6%)
795	Oxford Industries, Inc.	8.875	06/01/11	711,525

	Apparel/Footwear Retail (1.1%)
1,620	Brown Shoe Co., Inc.	8.75	05/01/12	1,389,150

	Auto Parts: O.E.M. (0.4%)
920	ArvinMeritor, Inc. (b)	8.75	03/01/12	446,200

	Beverages: Alcoholic (0.6%)
715	Constellation Brands, Inc. (b)	7.25	05/15/17	670,312

	Broadcasting (1.8%)
980	Sirius XM Radio Inc. (b)	9.625	08/01/13	639,450
1,265	Univision Communications Inc. (b)	7.85	07/15/11	1,125,850
550	XM Satellite Radio Holdings Inc - 144A (a)	13.00	08/01/13	398,750
				2,164,050
	Building Products (1.6%)
345	Hanson PLC	7.875	09/27/10	307,140
1,525	Interface Inc.	9.50	02/01/14	1,170,437
1,790	Nortek Inc.	8.50	09/01/14	483,300
				1,960,877
	Cable/Satellite TV (6.5%)
745	CSC Holdings Inc - 144A (a)	8.50	06/15/15	737,550
1,565	CSC Holdings Inc - 144A (a)	8.625	02/15/19	1,543,481
1,330	DIRECTV Holdings/DIRECTV Finance Co.	7.625	05/15/16	1,293,425
1,360	Echostar DBS Corp.	7.00	10/01/13	1,292,000
2,045	Intelsat Corp. - 144A (a)	9.25	06/15/16	1,973,425
315	NTL Cable PLC (United Kingdom)	8.75	04/15/14	305,550
805	NTL Cable PLC (United Kingdom)	9.125	08/15/16	780,850
				7,926,281
	Casino/Gaming (4.2%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (f) (l)	13.50	03/01/10	0
940	Ameristar Casinos, Inc. - 144A (a)	9.25	06/01/14	954,100
960	Harrah’s Operating Co., Inc - 144A (a)	11.25	06/01/17	936,000
740	Las Vegas Sands Corp. (b)	6.375	02/15/15	551,300
2,500	MGM MIRAGE Inc. - 144A (a)	13.00	11/15/13	2,743,750
27,634	Resort At Summerlin LP/Ras Co. (Series B) (c) (f) (l)	13.00	12/15/07	0
				5,185,150
	Chemicals: Agricultural (0.8%)
1,045	Terra Capital Inc.	7.00	02/01/17	982,300

	Chemicals: Major Diversified (0.4%)
545	Westlake Chemical Corp. (b)	6.625	01/15/16	460,525

	Chemicals: Specialty (1.7%)
205	Airgas Inc.	7.125	10/01/18	191,675
780	Innophos Holdings Inc. - 144A (a)	9.50	04/15/12	651,300
725	Innophos, Inc.	8.875	08/15/14	654,312
585	Koppers Industry Inc.	9.875	10/15/13	571,106
				2,068,393

	Coal (1.5%)
860	Foundation PA Coal Co.	7.25	08/01/14	847,100
1,055	Massey Energy Co.	6.875	12/15/13	938,950
				1,786,050
	Containers/Packaging (3.7%)
1,060	Berry Plastics Holding Corp. (b)	8.875	09/15/14	848,000
910	Graham Packaging Company Inc. (b)	9.875	10/15/14	814,450
1,000	Graphic Packaging International Corp. (b)	9.50	08/15/13	940,000
615	Owens-Brockway Glass Container Inc.	8.25	05/15/13	618,075
250	Owens-Brockway Glass Container Inc. - 144A (a)	7.375	05/15/16	243,125
1,325	Solo Cup Co. (b)	8.50	02/15/14	1,066,625
				4,530,275
	Data Processing Services (1.1%)
1,315	Sungard Data Systems Inc. (b)	9.125	08/15/13	1,272,263
90	Sungard Data Systems Inc. - 144A (a)	10.625	05/15/15	87,525
				1,359,788
	Department Stores (0.7%)
1,875	Bon-Ton Department Stores Inc. (b)	10.25	03/15/14	909,375

	Drugstore Chains (0.6%)
1,170	Rite Aid Corp.	8.625	03/01/15	795,600

	Electric Utilities (6.3%)
415	AES Corp. (The)	7.75	03/01/14	397,362
655	AES Corp. (The) 144A (a)	8.75	05/15/13	669,738
325	AES Corp. (The) 144A (a)	8.00	06/01/20	287,625
675	Edison Mission Energy (b)	7.00	05/15/17	492,750
1,355	Intergen - 144A (a)	9.00	06/30/17	1,300,800
965	IPALCO Enterprises, Inc.	8.625	11/14/11	974,650
2,040	Mirant Americas Generation, LLC (b)	8.50	10/01/21	1,703,400
1,160	Reliant Energy Inc. (b)	7.875	06/15/17	980,200
705	Texas Competitive Electric Holdings LLC - 144A (a) (b)	10.25	11/01/15	421,238
900	Texas Competitive Electric Holdings LLC - 144A (a) (b)	10.25	11/01/15	537,750
				7,765,513
	Electrical Products (1.8%)
510	Balder Electric Co. (b)	8.625	02/15/17	466,650
2,314	Ormat Funding Corp.	8.25	12/30/20	1,781,777
				2,248,427
	Electronic Components (0.4%)
575	Flextronics International Ltd. (b)	6.50	05/15/13	546,250

	Electronic Distributors (1.0%)
1,200	Anixter International Inc.	10.00	03/15/14	1,194,000

	Engineering & Construction (0.5%)
765	Edison Mission Energy	7.75	06/15/16	596,700

	Finance - Commercial (0.9%)
935	First Data Corp. - 144A (a)	11.25	03/31/16	509,575
660	LPL Holdings Inc. - 144A (a)	10.75	12/15/15	584,925
				1,094,500
	Finance/Rental/Leasing (2.6%)
2,775	Ford Motor Credit Co LLC.	7.25	10/25/11	2,395,985
775	United Rentals NA, Inc. (b)	6.50	02/15/12	728,500
				3,124,485
	Financial Conglomerates (1.5%)
733	General Motors Acceptance Corp. - 144A (a)	6.75	12/01/14	612,721
1,410	General Motors Acceptance Corp. - 144A (a)	6.875	09/15/11	1,262,589
				1,875,310
	Food Retail (1.2%)
525	Supervalu Inc. (b)	7.50	05/15/12	527,625
505	Supervalu Inc.	7.50	11/15/14	491,113
495	Supervalu Inc.	8.00	05/01/16	487,575
				1,506,313
	Food: Meat/Fish/Dairy (2.6%)
580	JBS USA LLC/JBS USA Finance Inc. - 144A (a)	11.625	05/01/14	559,700
930	Michael Foods Inc. (Series B)	8.00	11/15/13	897,450

946	Pilgrim’s Pride Corp. (c) (f)	7.625		05/01/15	813,560
1,060	Smithfield Foods Inc.	7.00		08/01/11	916,900
					3,187,610
	Forest Products (0.4%)
460	Crown Americas, Inc. - 144A (a)	7.625		11/15/13	450,800

	Health Care (0.3%)
330	Fresenius US Finance II - 144A (a)	9.00		07/15/15	343,200

	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375		05/15/33	107,100

	Hospital/Nursing Management (3.5%)
575	Community Health Systems	8.875		07/15/15	571,406
475	HCA , Inc.	9.875		02/15/17	477,375
847	HCA, Inc.	6.25		02/15/13	719,950
1,200	HCA, Inc.	5.75		03/15/14	936,000
930	Sun Healthcare Group Inc.	9.125		04/15/15	921,863
700	Tenet Healthcare Corp.	7.375		02/01/13	677,250
					4,303,844
	Industrial Specialties (1.3%)
425	Georgia-Pacific LLC - 144A (a)	8.25		05/01/16	420,750
1,250	Johnson Diversey, Inc.	9.625		05/15/12	1,225,000
					1,645,750
	Information Technology Services (0.6%)
960	Vangent Inc.	9.625		02/15/15	736,800

	Integrated Oil (0.3%)
390	Cimarex Energy Co.	7.125		05/01/17	340,275

	Major Telecommunications (0.8%)
1,215	Sprint Capital Corp.	6.90		05/01/19	990,225

	Medical Specialties (0.2%)
290	Invacare Corp.	9.75		02/15/15	297,250

	Medical/Nursing Services (3.9%)
850	Apria Healthcare Group Inc. - 144A (a) (b)	11.25		11/01/14	830,875
2,200	Fresenius Medical Care Capital Trust	7.875		06/15/11	2,205,500
590	Select Medical Corp.	7.625		02/01/15	469,050
1,960	Select Medical Corp. (b)	7.654	(j)	09/15/15	1,332,800
					4,838,225
	Metal Fabrications (0.5%)
605	Hexcell Corp. (b)	6.75		02/01/15	550,550

	Miscellaneous Commercial Services (1.3%)
200	Iron Mountain Inc.	7.75		01/15/15	194,000
1,365	Iron Mountain Inc.	8.625		04/01/13	1,371,825
					1,565,825
	Motor Vehicles (0.1%)
995	General Motors Corp. (b)	8.375		07/15/33	94,525

	Movies/Entertainment (0.3%)
380	AMC Entertainment Inc. - 144A (a)	8.75		06/01/19	367,650

	Oil - Exploration & Production (1.5%)
535	Atlas Energy Resources LLC - 144A (a)	10.75		02/01/18	478,825
715	Forest Oil Corp.	7.25		06/15/19	618,475
760	Forest Oil Corp. (b)	7.75		05/01/14	714,400
					1,811,700
	Oil & Gas Pipelines (1.0%)
430	El Paso Corp.	6.875		06/15/14	409,387
710	El Paso Corp.	7.625		07/15/11	701,869
145	El Paso Corp.	12.00		12/12/13	160,225
					1,271,481
	Oil & Gas Production (7.7%)
305	Chaparral Energy, Inc. (b)	8.875		02/01/17	177,281
1,165	Chaparral Energy, Inc.	8.50		12/01/15	675,700

200	Chesapeake Energy Corp.	6.375	06/15/15	172,500
555	Chesapeake Energy Corp.	6.50	08/15/17	462,037
600	Chesapeake Energy Corp.	7.50	09/15/13	564,000
250	Chesapeake Energy Corp. (b)	9.50	02/15/15	248,125
1,290	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	1,115,850
1,080	Newfield Exploration Co.	6.625	09/01/14	999,000
255	Newfield Exploration Co.	7.125	05/15/18	230,775
1,140	Opti Canada Inc.	8.25	12/15/14	792,300
905	Petrohawk Energy Corp. - 144A (a)	10.50	08/01/14	932,150
500	Plains Exploration & Production Co. (b)	10.00	03/01/16	501,250
1,230	Plains Exploration & Production Co.	7.625	06/01/18	1,091,625
445	Plains Exploration & Production Co.	7.75	06/15/15	417,188
1,175	Sandridge Energy	8.625	04/01/15	1,007,563
				9,387,344
	Oil Refining/Marketing (0.6%)
715	Ashland Inc. - 144A (a)	9.125	06/01/17	727,512

	Oilfield Services/Equipment (0.7%)
965	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	887,800

	Other Consumer Services (1.4%)
1,120	Expedia, Inc. - 144A (a)	8.50	07/01/16	1,069,600
815	Ticketmaster Entertainment, Inc. - 144A (a)	10.75	07/28/16	656,075
				1,725,675
	Other Metals/Minerals (1.0%)
1,250	Teck Resources Ltd. - 144A (a)	9.75	05/15/14	1,244,948

	Pharmaceuticals: Major (0.9%)
1,050	Warner Chilcott Corp.	8.75	02/01/15	1,055,250

	Pharmaceuticals: Other (0.4%)
465	Axcan Intermediate Holdings	12.75	03/01/16	461,513

	Pulp & Paper (2.2%)
1,730	Georgia Pacific Corp. - 144A (a)	7.125	01/15/17	1,634,850
525	Glatfelter P.H.(b)	7.125	05/01/16	483,000
650	Verso Paper Holdings LLC/Verso Paper Inc. - 144A (a)	11.50	07/01/14	597,792
				2,715,642
	Real Estate Investment Trusts (0.3%)
400	Host Marriott LP (b)	6.375	03/15/15	344,000

	Recreational Products (0.2%)
310	Scientific Games Corp. (b)	6.25	12/15/12	286,750

	Services to the Health Industry (3.3%)
1,440	Biomet Inc. (b)	11.625	10/15/17	1,425,600
985	HEALTHSOUTH Corp. (b)	10.75	06/15/16	1,009,625
1,720	Omnicare Inc.	6.75	12/15/13	1,569,500
				4,004,725
	Specialty Telecommunications (4.1%)
1,595	American Tower Corp.	7.50	05/01/12	1,632,881
1,700	Frontier Communications	9.00	08/15/31	1,442,875
1,440	Qwest Capital Funding - 144A (a) (b)	7.25	02/15/11	1,404,000
525	Windstream Corp.	8.125	08/01/13	519,094
				4,998,850
	Steel (1.1%)
790	ArcelorMittal	6.125	06/01/18	672,243
650	ArcelorMittal	9.85	06/01/19	668,600
				1,340,843
	Utilities (1.1%)
334	Midwest Generation, LLC (Series B)	8.56	01/02/16	323,902
1,300	NSG Holdings LLC/NSG Holdings Inc. - 144A (a)	7.75	12/15/25	1,053,000
				1,376,902
	Wholesale Distributors (0.7%)
1,000	RBS Global & Rexnold Corp.	9.50	08/01/14	840,000

	Wireless Telecommunications (2.3%)
300	Crown Castle International Corp.	9.00	01/15/15	304,500
1,635	Nextel Communications, Inc. (b)	6.875	10/31/13	1,369,312
1,110	Wind Acquisition Finance SA (Luxembourg) - 144A (a)	10.75	12/01/15	1,171,050
				2,844,862
	TOTAL CORPORATE BONDS (Cost $159,700,248)			114,145,413

	CONVERTIBLE BONDS (1.5%)
	Cable/Satellite TV (1.0%)
1,170	Charter Communications Inc. - 144A (a) (b)	10.875	09/15/14	1,210,950

	Oilfield Services/Equipment (0.5%)
635	Key Energy Services, Inc.	8.375	12/01/14	561,975

	TOTAL CONVERTIBLE BONDS (Cost $1,480,739)			1,772,925

	SENIOR COLLATERIZED TERM LOANS (1.2%)
	Casino/Gaming (0.8%)
1,243	CCM Merger Corp.	5.50	07/13/12	952,268

	Utilities (0.4%)
575	Calpine Corp.	4.095	03/29/14	498,094

	TOTAL SENIOR COLLATERIZED TERM LOANS (Cost $1,418,810)			1,450,362

NUMBER OF
SHARES
	PREFERRED STOCKS (0.2%)
	Finance/Rental/Leasing
697	General Motors Asseptance Corp. - 144A (a) (Cost $292,304)			294,025

	COMMON STOCKS (0.1%)
	Casino/Gaming (e) (g) (l) (0.0%)
212,312	Fitzgeralds Gaming Corp.			0

	Food: Specialty/Candy (d) (e) (l) (0.0%)
13,317	SFAC New Holdings Inc.			0
2,447	SFFB Holdings Inc. (h)			0
				0
	Restaurants (d) (e) (l) (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A)			81,008

	Specialty Telecommunications (d) (e) (i) (l) (0.0%)
34,159	Birch Telecom Inc.			341

	Textiles (d) (e) (l) (0.0%)
2,389,334	U.S. Leather, Inc.			0

	Wireless Telecommunications (d) (0.0%)
5,199	USA Mobility, Inc. (b)			58,125

	TOTAL COMMON STOCKS (Cost $217,151,162)			139,474

NUMBER OF			EXPIRATION
WARRANTS			DATE
	WARRANTS (0.0%)
	Casino/Gaming (l)
319,500	Aladdin Gaming Enterprises, Inc. - 144A (a) (Cost $3,195)		03/01/10	0

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (25.9%)
	Securities held as Collateral on Loaned Securities (b) (21.9%)
	Repurchase Agreements (2.2%)
$249	Banc of America Securities LLC (0.19% dated 05/29/09, due 06/01/09; proceeds $249,066; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 06/01/35; valued at $254,049)		249,064
1,218	Barclay Capital (0.62% dated 05/29/09, due 06/01/09; proceeds $1,217,763; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Cypress Semiconductor Corp. and Pactiv Corp.; valued at $1,278,690)		1,217,721
1,218	Citigroup Global Markets Inc. (0.30% dated 05/29/09, due 06/01/09; proceeds $1,217,759; fully collateralized by common stock at the date of this Portfolio of Investment as follows: NRDC Acquisition Corp. and Sport Properties Acquisition Corp. ; valued at $1,278,623)		1,217,721

	Total Repurchase Agreements (Cost $2,684,506)		2,684,506

NUMBER OF
SHARES (000)
	Investment Company (k) (19.7%)
24,193	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $24,193,348)		24,193,348

	Total Securities held as Collateral on Loaned Securities (Cost $26,877,854)		26,877,854

	Investment Company (k) (4.0%)
4,884	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,883,562)		4,883,562

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,761,416)		31,761,416

	TOTAL INVESTMENTS (Cost $411,396,150) (m)	122.1%	149,563,615
	LIABILITIES IN EXCESS OF OTHER ASSETS	(22.1)	(27,049,112)
	NET ASSETS	100.0%	$122,514,503

(a)	Resale is restricted to qualified institutional investors.
(b)

The values of loaned securities and related cash collateral outstanding at May 31, 2009 were $26,117,986 and $26,877,854, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-Income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-Income producing security.
(f)	Issuer in bankruptcy.
(g)	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
(h)	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
(i)	Resale is restricted, acquired (between 06/18/98 and 08/25/98) at a cost basis of $17,257,340.
(j)	Floating rate security. Rate shown is the rate in effect at May 31, 2009.
(k)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(l)

Securities with total market value equal to $81,349 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Directors. Such fair value measurements may be level 2 measurements if observable inputs are available.

(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley High Yield Securities Inc.

Notes to the Portfolio of Investments

FAS 157

5/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$149,563,615	$29,135,035	$120,347,231	$81,349

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$346,034
Net purchases (sales)	(212,570)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	920,706
Realized gains (losses)	(972,821)
Ending Balance	$81,349

Net change in unrealized appreciation/depreciation from investments still held as of May 31, 2009	$0

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009